Responsibilities and Commitments	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Responsibilities and Commitments
35.	RESPONSIBILITIES AND COMMITMENTS
Backstop commitments (Commercial Aviation)
In certain firm sales contracts of commercial jets included in backlog, the Company has entered into backstop commitments
to
provide
financing in case the customer fails to obtain sufficient credit lines upon the aircraft deliveries.
Past experience demonstrates the Company was requested and provided financing on limited cases to its customers during the deliveries of
E-Jets
family, which demonstrates existence of alternative funding sources in the market to transfer the backstop commitments and remote probability of exercise. In addition, the Company retains property of the assembled aircraft until the customer fulfils the payments on delivery, then not being exposed to risks of loss.
With the purpose of mitigating the credit risk exposure, the exercise of backstop commitments relies on current financial conditions of the customer upon exercise notice and conditions precedent to be accomplished. If the Company effectively provides the financing on delivery, the related aircraft is kept as collateral in the financing structure.